JPMorgan BetaBuilders Europe ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Australia — 0.9%
Glencore plc	3,393,692	13,619,991
Rio Tinto plc	370,830	22,086,427
		35,706,418
Austria — 0.6%
ANDRITZ AG	22,524	1,567,467
BAWAG Group AG (a)	26,306	3,320,016
Erste Group Bank AG	103,754	9,487,678
Mondi plc	153,200	2,070,994
OMV AG	49,474	2,519,632
Raiffeisen Bank International AG	50,941	1,470,892
Telekom Austria AG	30,220	320,730
Verbund AG	23,823	1,773,851
		22,531,260
Belgium — 1.4%
Ackermans & van Haaren NV	7,607	1,865,970
Ageas SA	59,020	4,012,906
Anheuser-Busch InBev SA	339,437	19,515,145
Colruyt Group NV	10,798	461,257
D'ieteren Group	6,998	1,382,338
Elia Group SA/NV	14,814	1,709,141
Groupe Bruxelles Lambert NV	28,089	2,348,244
KBC Group NV	86,817	9,055,362
Lotus Bakeries NV (b)	144	1,217,436
Sofina SA (b)	4,892	1,498,040
Syensqo SA	24,613	1,950,725
UCB SA	41,770	8,974,498
Warehouses De Pauw CVA, REIT	61,713	1,440,145
		55,431,207
Brazil — 0.0% ^
Yara International ASA (b)	56,435	2,086,242
Chile — 0.1%
Antofagasta plc	120,144	2,962,947
China — 0.6%
Prosus NV	436,820	24,953,695
Denmark — 2.8%
AP Moller - Maersk A/S, Class A	927	1,818,932
AP Moller - Maersk A/S, Class B	1,406	2,776,515
Carlsberg A/S, Class B (b)	32,023	3,992,221
Coloplast A/S, Class B	50,007	4,567,242
Danske Bank A/S	226,304	8,977,814
DSV A/S	66,355	14,869,161
Genmab A/S *	21,638	4,658,606
Novo Nordisk A/S, Class B	1,102,410	51,270,889
Novonesis Novozymes B	120,031	7,765,714
Orsted A/S * (a) (b)	50,747	2,391,783

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — continued
Pandora A/S	27,097	4,473,598
Tryg A/S (b)	107,159	2,584,881
Vestas Wind Systems A/S	348,151	6,356,572
		116,503,928
Finland — 1.7%
Elisa OYJ	49,820	2,563,375
Fortum OYJ	151,631	2,781,783
Kesko OYJ, Class A	30,254	658,566
Kesko OYJ, Class B	93,737	2,038,727
Kone OYJ, Class B	123,044	7,555,945
Metso OYJ	243,741	3,061,215
Neste OYJ	148,531	2,344,212
Nokia OYJ	1,751,368	7,137,436
Nordea Bank Abp	1,047,995	15,301,473
Orion OYJ, Class A	9,415	747,268
Orion OYJ, Class B	37,043	2,965,618
Sampo OYJ, Class A	877,156	9,415,117
Stora Enso OYJ, Class R (b)	204,866	2,107,966
UPM-Kymmene OYJ (b)	183,010	4,743,213
Wartsila OYJ Abp	168,032	4,642,461
		68,064,375
France — 13.8%
Aeroports de Paris SA (b)	12,425	1,508,079
Air Liquide SA	199,443	39,237,732
Airbus SE	203,268	40,868,079
Amundi SA (a)	21,634	1,598,764
AXA SA	609,827	29,618,813
BioMerieux	15,646	2,238,698
BNP Paribas SA	359,459	32,774,853
Bollore SE	241,008	1,390,151
Bouygues SA	64,573	2,658,894
Bureau Veritas SA	108,298	3,335,158
Capgemini SE	58,959	8,777,608
Cie de Saint-Gobain SA	157,346	18,050,285
Cie Generale des Etablissements Michelin SCA	234,684	8,349,237
Credit Agricole SA	391,727	7,209,553
Danone SA	222,754	18,229,500
Dassault Aviation SA	6,246	1,944,738
Dassault Systemes SE	230,964	7,587,458
Engie SA	608,395	13,675,647
EssilorLuxottica SA	99,781	29,670,334
Hermes International SCA	11,778	28,802,981
Kering SA	24,377	5,985,663
Legrand SA	90,561	13,376,481
L'Oreal SA	83,941	37,142,512
LVMH Moet Hennessy Louis Vuitton SE	89,245	47,907,793
Orange SA	635,074	9,660,162

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Pernod Ricard SA (b)	68,312	7,020,345
Publicis Groupe SA	78,890	7,209,107
Safran SA	120,633	39,778,905
Sartorius Stedim Biotech	8,932	1,784,887
Societe Generale SA	242,800	15,497,578
Thales SA	31,330	8,427,581
TotalEnergies SE	708,547	42,134,104
Veolia Environnement SA	220,556	7,474,442
Vinci SA	174,361	24,220,292
		565,146,414
Germany — 14.9%
adidas AG	61,941	11,838,724
Allianz SE (Registered)	133,982	52,946,746
BASF SE	309,732	15,179,784
Bayer AG (Registered)	318,167	9,895,553
Bayerische Motoren Werke AG	97,800	9,305,817
Bayerische Motoren Werke AG (Preference)	19,360	1,692,557
Beiersdorf AG	33,368	4,146,384
BioNTech SE, ADR * (b)	32,643	3,509,123
Commerzbank AG (b)	302,472	11,029,903
Continental AG	37,495	3,202,473
Daimler Truck Holding AG	161,988	7,879,955
Deutsche Bank AG (Registered)	619,993	20,420,424
Deutsche Boerse AG	63,792	18,460,602
Deutsche Post AG	329,374	14,757,846
Deutsche Telekom AG (Registered)	1,154,813	41,418,434
Dr Ing hc F Porsche AG (Preference) (a)	38,226	1,938,307
E.ON SE	768,247	14,015,323
Fresenius SE & Co. KGaA	142,654	6,808,974
Hannover Rueck SE	20,815	6,314,098
Heidelberg Materials AG	44,363	10,234,312
Henkel AG & Co. KGaA	33,416	2,376,223
Henkel AG & Co. KGaA (Preference)	56,551	4,357,771
Infineon Technologies AG	438,924	17,242,323
Mercedes-Benz Group AG	242,237	13,715,527
Merck KGaA	44,857	5,606,428
MTU Aero Engines AG	17,505	7,550,935
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	45,564	29,829,431
Rheinmetall AG	15,066	29,823,122
RWE AG	234,701	9,628,665
SAP SE	356,716	102,005,008
Sartorius AG (Preference) (b)	8,696	1,851,830
Siemens AG (Registered)	255,240	65,010,488
Siemens Energy AG *	233,472	27,031,102
Siemens Healthineers AG (a)	93,649	5,044,183
Symrise AG	43,559	3,948,506
Talanx AG	20,856	2,764,404

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Volkswagen AG (Preference)	71,617	7,488,691
Vonovia SE	285,617	8,864,292
		609,134,268
Hong Kong — 0.3%
Prudential plc	852,977	10,821,025
Ireland — 0.2%
Kerry Group plc, Class A	50,914	4,702,930
Kingspan Group plc	53,849	4,469,035
		9,171,965
Italy — 5.0%
A2A SpA	539,314	1,314,175
Banca Mediolanum SpA	71,999	1,269,976
Banco BPM SpA	455,364	5,807,333
Coca-Cola HBC AG	70,006	3,638,366
Davide Campari-Milano NV	197,554	1,360,719
DiaSorin SpA	7,828	765,305
Enel SpA	2,693,626	23,753,184
Eni SpA	714,905	12,201,535
Ferrari NV	42,439	18,609,829
FinecoBank Banca Fineco SpA	211,912	4,512,461
Generali	314,209	11,721,824
Hera SpA	312,968	1,339,179
Infrastrutture Wireless Italiane SpA (a)	109,604	1,295,772
Intesa Sanpaolo SpA	5,435,343	32,749,392
Leonardo SpA	138,924	7,488,441
Mediobanca Banca di Credito Finanziario SpA (b)	199,158	4,384,736
Moncler SpA	74,314	3,963,361
Nexi SpA (a)	171,997	982,144
Pirelli & C SpA (a)	127,025	856,323
Poste Italiane SpA (a)	159,135	3,438,100
Prysmian SpA	98,768	7,887,960
Recordati Industria Chimica e Farmaceutica SpA	33,742	1,935,230
Snam SpA	744,714	4,315,819
Telecom Italia SpA *	4,306,195	1,978,838
Telecom Italia SpA *	2,092,006	1,077,335
Terna - Rete Elettrica Nazionale	487,971	4,721,585
UniCredit SpA	540,622	39,775,639
		203,144,561
Luxembourg — 0.2%
ArcelorMittal SA	146,195	4,557,802
CVC Capital Partners plc (a)	269,633	5,170,436
		9,728,238
Mexico — 0.0% ^
Fresnillo plc	63,975	1,179,615

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — 5.7%
Adyen NV * (a)	10,121	17,359,054
Akzo Nobel NV	57,122	3,587,345
Argenx SE *	20,479	13,754,307
ASM International NV	15,318	7,414,795
ASML Holding NV	136,569	94,652,376
EXOR NV	31,852	3,069,784
HAL Trust	12,415	1,761,663
Heineken Holding NV	45,403	3,064,301
Heineken NV	97,620	7,662,364
ING Groep NV	1,048,167	24,427,999
JDE Peet's NV	53,994	1,601,197
Koninklijke Ahold Delhaize NV	307,210	12,133,706
Koninklijke KPN NV	1,347,430	6,019,648
Koninklijke Philips NV	274,892	7,178,901
NN Group NV	92,839	6,251,378
Universal Music Group NV	328,535	9,450,941
Wolters Kluwer NV	81,098	12,631,744
		232,021,503
Norway — 1.0%
Aker BP ASA	106,504	2,562,128
DNB Bank ASA	257,717	6,520,175
Equinor ASA	248,618	6,386,395
Gjensidige Forsikring ASA	65,440	1,721,310
Kongsberg Gruppen ASA	151,690	4,532,973
Mowi ASA	153,828	2,865,430
Norsk Hydro ASA	444,847	2,636,604
Orkla ASA (b)	233,669	2,457,272
Salmar ASA (b)	25,109	1,020,029
Storebrand ASA	143,574	2,038,792
Telenor ASA	215,861	3,311,503
Var Energi ASA	282,428	967,417
Vend Marketplaces ASA, Class A (b)	22,957	906,159
Vend Marketplaces ASA, Class B	32,728	1,229,714
		39,155,901
Poland — 0.7%
Allegro.eu SA * (a)	216,779	2,126,474
Bank Polska Kasa Opieki SA	72,899	3,958,664
Dino Polska SA * (a)	166,410	2,194,639
ING Bank Slaski SA	11,293	1,000,954
KGHM Polska Miedz SA *	47,341	1,600,563
LPP SA	443	1,967,524
ORLEN SA	201,873	4,495,410
Powszechna Kasa Oszczednosci Bank Polski SA	297,603	6,516,465
Powszechny Zaklad Ubezpieczen SA	197,239	3,305,920
Santander Bank Polska SA	13,380	1,951,055
		29,117,668

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Portugal — 0.2%
EDP SA	964,323	4,168,155
Galp Energia SGPS SA	143,916	2,748,112
Jeronimo Martins SGPS SA	95,498	2,328,019
		9,244,286
Russia — 0.0% ^
Evraz plc ‡ *	453,755	1
Singapore — 0.1%
STMicroelectronics NV	223,686	5,684,749
South Africa — 0.3%
Anglo American plc	370,526	10,425,902
Spain — 4.8%
ACS Actividades de Construccion y Servicios SA	70,227	4,846,703
Aena SME SA (a)	255,158	6,870,928
Amadeus IT Group SA	151,213	12,141,473
Banco Bilbao Vizcaya Argentaria SA	1,998,170	33,326,015
Banco Santander SA	5,158,361	44,314,405
CaixaBank SA	1,235,635	11,625,239
Cellnex Telecom SA (a)	198,680	7,011,330
EDP Renovaveis SA (b)	88,419	1,038,102
Endesa SA	109,864	3,178,302
Iberdrola SA	2,013,727	35,393,951
Industria de Diseno Textil SA	384,617	18,372,029
Naturgy Energy Group SA (b)	36,720	1,151,546
Redeia Corp. SA	140,427	2,722,318
Repsol SA	396,431	6,010,595
Telefonica SA (b)	1,563,781	8,070,360
		196,073,296
Sweden — 5.1%
Alfa Laval AB	94,367	4,100,023
Assa Abloy AB, Class B	365,492	12,094,222
Atlas Copco AB, Class A	878,312	13,375,275
Atlas Copco AB, Class B	541,721	7,331,197
Axfood AB	37,212	1,108,854
Beijer Ref AB (b)	130,166	2,185,083
Boliden AB *	98,614	3,018,499
Castellum AB (b)	134,925	1,535,927
Epiroc AB, Class A	216,083	4,397,974
Epiroc AB, Class B	135,310	2,425,566
EQT AB (b)	243,212	8,129,143
Essity AB, Class A	7,381	182,089
Essity AB, Class B	207,682	5,120,926
Evolution AB (a)	63,047	5,608,731
Fastighets AB Balder, Class B *	242,724	1,638,896
H & M Hennes & Mauritz AB, Class B	171,769	2,314,012
Hexagon AB, Class B	731,630	8,039,209
Holmen AB, Class B	27,559	1,024,275

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Industrivarden AB, Class A	39,879	1,475,441
Industrivarden AB, Class C (b)	55,501	2,049,634
Indutrade AB	92,834	2,254,418
Investment AB Latour, Class B	50,355	1,285,523
Investor AB, Class A	197,362	5,725,785
Investor AB, Class B	630,237	18,263,965
L E Lundbergforetagen AB, Class B	25,937	1,265,133
Lifco AB, Class B	78,398	2,792,622
Nibe Industrier AB, Class B (b)	569,302	2,626,993
Nordnet AB publ	55,281	1,492,924
Saab AB, Class B	128,073	6,966,405
Sagax AB, Class B	74,426	1,575,273
Sagax AB, Class D	38,177	129,363
Sandvik AB	337,862	8,243,722
Securitas AB, Class B	183,251	2,719,691
Skandinaviska Enskilda Banken AB, Class A	465,684	8,145,995
Skandinaviska Enskilda Banken AB, Class C	6,949	123,160
Skanska AB, Class B	113,511	2,647,813
SKF AB, Class B	124,796	2,906,806
SSAB AB, Class A	74,449	429,321
SSAB AB, Class B	202,522	1,144,588
Svenska Cellulosa AB SCA, Class B	167,987	2,106,751
Svenska Handelsbanken AB, Class A	481,261	5,863,866
Svenska Handelsbanken AB, Class B (b)	12,215	238,685
Swedbank AB, Class A	342,773	9,127,377
Swedish Orphan Biovitrum AB *	56,412	1,551,132
Tele2 AB, Class B	191,894	2,965,745
Telefonaktiebolaget LM Ericsson, Class A	19,132	139,197
Telefonaktiebolaget LM Ericsson, Class B	897,136	6,516,425
Telia Co. AB (b)	803,740	2,838,577
Trelleborg AB, Class B	69,641	2,530,393
Volvo AB, Class A	65,772	1,885,685
Volvo AB, Class B	533,602	15,324,944
		208,983,253
Switzerland — 6.9%
ABB Ltd. (Registered)	552,924	36,104,896
Chocoladefabriken Lindt & Spruengli AG	338	4,972,174
Chocoladefabriken Lindt & Spruengli AG (Registered)	37	5,410,226
Cie Financiere Richemont SA (Registered)	185,154	30,231,265
DSM-Firmenich AG	86,606	8,321,067
EMS-Chemie Holding AG (Registered)	2,351	1,849,747
Galderma Group AG	42,717	6,583,465
Geberit AG (Registered)	11,451	8,772,598
Givaudan SA (Registered)	2,815	11,767,686
Julius Baer Group Ltd.	68,501	4,635,074
Kuehne + Nagel International AG (Registered)	16,312	3,325,674
Lonza Group AG (Registered)	24,305	16,939,832

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Partners Group Holding AG	7,480	10,055,341
Sandoz Group AG	143,472	8,205,010
Schindler Holding AG	14,170	5,124,381
Schindler Holding AG (Registered)	7,156	2,509,820
SGS SA (Registered)	52,973	5,382,767
Sika AG (Registered)	55,605	13,121,650
Sonova Holding AG (Registered)	16,883	4,595,687
Straumann Holding AG (Registered)	37,329	4,548,162
Swiss Life Holding AG (Registered)	9,853	10,205,720
Swisscom AG (Registered)	8,818	6,127,053
UBS Group AG (Registered)	1,044,828	38,830,012
Zurich Insurance Group AG	49,290	33,621,038
		281,240,345
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	23,176	—
United Kingdom — 18.4%
3i Group plc	337,841	18,460,365
Admiral Group plc	80,064	3,609,007
Ashtead Group plc	149,244	9,971,195
Associated British Foods plc	103,506	2,997,068
AstraZeneca plc	537,911	78,476,734
Auto Trader Group plc (a)	304,704	3,363,870
Aviva plc	1,052,306	8,990,909
BAE Systems plc	1,016,612	24,257,015
Barclays plc	4,951,507	24,203,069
Barratt Redrow plc	446,907	2,200,773
Berkeley Group Holdings plc	34,339	1,651,426
British American Tobacco plc	687,871	36,854,309
BT Group plc	2,152,980	5,879,871
Bunzl plc	108,521	3,220,629
Centrica plc	1,712,903	3,723,429
Coca-Cola Europacific Partners plc	74,545	7,224,902
Compass Group plc	593,113	20,841,679
ConvaTec Group plc (a)	574,104	1,768,830
Croda International plc	43,829	1,508,492
DCC plc	34,304	2,148,495
Diageo plc	771,648	18,702,865
Entain plc	221,699	2,977,135
Halma plc	131,739	5,636,915
Hikma Pharmaceuticals plc	54,699	1,413,820
Hiscox Ltd.	117,166	1,994,784
Howden Joinery Group plc	183,613	2,125,610
HSBC Holdings plc	6,130,300	74,685,280
ICG plc	100,750	2,884,731
Imperial Brands plc	285,325	11,121,794
Informa plc	420,383	4,807,097
InterContinental Hotels Group plc	53,559	6,161,438

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
International Consolidated Airlines Group SA	1,208,360	6,037,682
Intertek Group plc	55,397	3,601,914
J Sainsbury plc	594,609	2,377,601
JD Sports Fashion plc	868,820	975,240
Kingfisher plc	592,726	2,107,618
Land Securities Group plc, REIT	258,460	1,965,574
Legal & General Group plc	2,006,523	6,788,200
Lloyds Banking Group plc	20,833,979	21,364,170
London Stock Exchange Group plc	166,176	20,256,039
M&G plc	775,212	2,668,200
Melrose Industries plc	412,383	2,784,259
National Grid plc	1,695,643	23,827,318
NatWest Group plc	2,672,444	18,550,992
Next plc	40,470	6,569,132
Pearson plc	229,659	3,247,598
Persimmon plc	106,475	1,605,510
Phoenix Group Holdings plc	259,975	2,273,500
Reckitt Benckiser Group plc	236,437	17,719,958
RELX plc	644,625	33,495,417
Rentokil Initial plc	823,773	4,109,349
Rightmove plc	269,089	2,903,873
Rolls-Royce Holdings plc	2,904,164	41,218,744
Sage Group plc (The)	337,083	5,412,424
Schroders plc	297,591	1,529,663
Segro plc, REIT	429,795	3,663,031
Severn Trent plc	91,612	3,212,589
Smith & Nephew plc	302,838	4,628,262
Smiths Group plc	115,775	3,586,267
Spirax Group plc	24,827	2,074,759
SSE plc	379,225	9,295,656
Standard Chartered plc	659,283	11,818,951
Taylor Wimpey plc	1,225,939	1,649,484
Tesco plc	2,324,482	13,059,920
Unilever plc	859,760	49,883,678
United Utilities Group plc	236,661	3,532,841
Vodafone Group plc	6,887,388	7,467,289
Weir Group plc (The)	90,042	3,163,257
Whitbread plc	56,579	2,272,825
Wise plc, Class A *	236,930	3,165,146
WPP plc	372,986	2,019,491
		751,746,957
United States — 13.2%
Alcon AG	170,692	14,964,223
BP plc	5,448,763	29,206,914
Buzzi SpA	27,392	1,430,400
Experian plc	318,864	16,801,184
Ferrovial SE	157,341	8,065,767

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
GSK plc	1,408,444	25,906,917
Haleon plc	3,129,751	14,680,639
Holcim AG	171,133	13,647,846
Nestle SA (Registered)	891,498	77,896,493
Novartis AG (Registered)	655,342	74,634,987
Roche Holding AG	239,543	74,754,910
Roche Holding AG	10,081	3,350,272
Sanofi SA	384,782	34,542,169
Schneider Electric SE	187,261	48,461,914
Shell plc	2,064,731	74,192,239
Stellantis NV	690,200	6,091,089
Swiss Re AG	101,945	18,248,297
Tenaris SA	128,870	2,250,738
		539,126,998
Total Common Stocks (Cost $3,776,874,886)		4,039,387,017
Short-Term Investments — 1.1%
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (c) (d)(Cost $46,212,566)	46,212,566	46,212,566
Total Investments — 100.0% (Cost $3,823,087,452)		4,085,599,583
Other Assets in Excess of Liabilities — 0.0% ^		1,069,861
NET ASSETS — 100.0%		4,086,669,444

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $43,035,239.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2025.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.5%
Pharmaceuticals	9.9
Insurance	6.4
Aerospace & Defense	5.3
Oil, Gas & Consumable Fuels	4.5
Capital Markets	3.7
Electrical Equipment	3.4
Textiles, Apparel & Luxury Goods	3.3
Semiconductors & Semiconductor Equipment	3.1
Food Products	3.0
Software	2.8
Chemicals	2.7
Machinery	2.5
Diversified Telecommunication Services	2.4
Personal Care Products	2.2
Electric Utilities	2.2
Health Care Equipment & Supplies	2.0
Professional Services	1.8
Industrial Conglomerates	1.8
Beverages	1.8
Multi-Utilities	1.6
Metals & Mining	1.6
Financial Services	1.5
Automobiles	1.4
Hotels, Restaurants & Leisure	1.2
Tobacco	1.2
Building Products	1.1
Construction & Engineering	1.1
Others (each less than 1.0%)	10.9
Short-Term Investments	1.1

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	508	09/19/2025	EUR	30,893,790	439,160
FTSE 100 Index	127	09/19/2025	GBP	15,303,006	592,514
					1,031,674

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$35,706,418	$—	$35,706,418
Austria	320,730	22,210,530	—	22,531,260
Belgium	—	55,431,207	—	55,431,207
Brazil	—	2,086,242	—	2,086,242
Chile	—	2,962,947	—	2,962,947
China	—	24,953,695	—	24,953,695
Denmark	—	116,503,928	—	116,503,928
Finland	—	68,064,375	—	68,064,375
France	—	565,146,414	—	565,146,414
Germany	3,509,123	605,625,145	—	609,134,268
Hong Kong	—	10,821,025	—	10,821,025
Ireland	—	9,171,965	—	9,171,965
Italy	—	203,144,561	—	203,144,561
Luxembourg	—	9,728,238	—	9,728,238
Mexico	—	1,179,615	—	1,179,615
Netherlands	—	232,021,503	—	232,021,503
Norway	1,020,029	38,135,872	—	39,155,901
Poland	—	29,117,668	—	29,117,668
Portugal	—	9,244,286	—	9,244,286
Russia	—	—	1	1
Singapore	—	5,684,749	—	5,684,749
South Africa	—	10,425,902	—	10,425,902
Spain	4,329,848	191,743,448	—	196,073,296
Sweden	182,089	208,801,164	—	208,983,253
Switzerland	—	281,240,345	—	281,240,345
United Arab Emirates	—	—	—(a )	—(a )
United Kingdom	7,224,902	744,522,055	—	751,746,957
United States	—	539,126,998	—	539,126,998
Total Common Stocks	16,586,721	4,022,800,295	1	4,039,387,017
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	46,212,566	—	—	46,212,566
Total Investments in Securities	$62,799,287	$4,022,800,295	$1	$4,085,599,583
Appreciation in Other Financial Instruments
Futures Contracts	$1,031,674	$—	$—	$1,031,674

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$75,600,705	$444,241,979	$473,630,118	$—	$—	$46,212,566	46,212,566	$1,860,349	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.